Employee costs - Summary of Compensation of the Directors and Senior Management (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-term employee benefits expense [abstract]
Wages and salaries	£ 34	£ 32	£ 37
Social security costs	6	6	4
Pension and other post-employment costs	2	1	1
Cost of share-based incentive plans	39	38	32
Key management personnel compensation	£ 81	£ 77	£ 74